American Funds Insurance Series® Prospectus Supplement January 1, 2019 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses each dated May 1, 2018, each as supplemented to date)

1. The information under the heading “Portfolio managers” in the “Management” section of the Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark L. Casey	1 year	Partner – Capital International Investors
Michael T. Kerr	13 years	Partner – Capital International Investors
Anne-Marie Peterson	1 year	Partner – Capital World Investors
Andraz Razen	5 years	Partner – Capital World Investors
Alan J. Wilson	4 years	Partner – Capital World Investors

2. The information under the heading “Portfolio managers” in the “Management” section of the International Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	5 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	9 years	Partner – Capital Research Global Investors
Jesper Lyckeus	11 years	Partner – Capital Research Global Investors
Christopher Thomsen	12 years	Partner – Capital Research Global Investors

3. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the New World Fund® summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	19 years	Partner – Capital World Investors
Steven G. Backes	Less than 1 year	Partner – Capital Fixed Income Investors
Bradford F. Freer	1 year	Partner – Capital Research Global Investors
Nicholas J. Grace	6 years	Partner – Capital Research Global Investors
Tomonori Tani	Less than 1 year	Partner – Capital World Investors

4. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Blue Chip Income and Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	11 years	Partner – Capital Research Global Investors
James B. Lovelace	11 years	Partner – Capital Research Global Investors
Alex Sheynkman	1 year	Partner – Capital Research Global Investors
Lawrence R. Solomon	Less than 1 year	Partner – Capital Research Global Investors
James Terrile	6 years	Partner – Capital Research Global Investors

5. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Global Balanced Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	7 years	Partner – Capital World Investors
Paul Flynn	5 years	Partner – Capital World Investors
Thomas H. Høgh	Less than 1 year	Partner – Capital Fixed Income Investors
Robert H. Neithart	7 years	Partner – Capital Fixed Income Investors
Anirudh Samsi	1 year	Partner – Capital World Investors
Tomonori Tani	1 year	Partner – Capital World Investors

6. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Global Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Andrew A. Cormack	Less than 1 year	Portfolio Manager – Capital Fixed Income Investors
David A. Daigle	3 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	12 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	5 years	Partner – Capital Fixed Income Investors

7. The paragraph under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, individual managers of certain funds may allocate a portion of their segment of the fund to fixed income managers in the fund, and Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

8. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended to include the supplemental information set forth below. Except as set forth under 9. below, all other information in the referenced table remains unchanged.

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 5 years (plus 5 years of prior experience as an investment analyst for the fund)
Steven G. Backes	Partner – Capital Fixed Income Investors Investment professional for 25 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew A. Cormack	Portfolio Manager – Capital Fixed Income Investors Investment professional for 15 years in total; less than 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Bond Fund — Less than 1 year
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — Less than 1 year
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 1 year (plus 11 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 23 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 1 year
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 1 year

9. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is further amended by (i) deleting the row relating to Mark A. Brett, (ii) deleting the row relating to Martin Romo, and (iii) replacing the row relating to Robert H. Neithart in its entirety with the following:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 7 years Global Bond Fund — 5 years

Keep this supplement with your prospectus.

Lit. No. INA8BS-062-0119O CGD/8024-S69983

American Funds Insurance Series®

Statement of Additional

Information Supplement

January 1, 2019

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares
statement of additional information dated May 1, 2018,
as supplemented to date)

1. The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended with respect to the funds listed below only as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[1,2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[1]
Growth Fund
Mark L. Casey	2	$274.0	None		None
Michael T. Kerr	3	$399.1	None		None
Anne-Marie Peterson[10]	1	$180.2	None		None
Andraz Razen	1	$39.0	None		None
Alan J. Wilson	3	$403.7	None		None
International Fund
Sung Lee	3	$261.8	None		None
Renaud H. Samyn[10]	None		None		None
L. Alfonso Barroso	3	$222.8	None		None
Jesper Lyckeus	2	$163.4	None		None
Christopher Thomsen	2	$197.0	1	$1.39	None
New World Fund
Carl M. Kawaja	4	$388.6	2	$5.77	None
Steven G. Backes[10]	2	$33.6	6	$3.85	2	$0.74
Bradford F. Freer[4]	4	$86.6	1	$1.39	None
Nicholas J. Grace	3	$199.1	1	$1.39	None
Tomonori Tani[3]	None		3	$0.83	None
Blue Chip Income and Growth Fund
Christopher D. Buchbinder	2	$271.4	2	$0.55	None
James B. Lovelace	21	$384.2	1	$0.44	None
Alex Sheynkman[10]	None		None		None
Lawrence R. Solomon[3]	2	$252.7	1	$0.07	None
James Terrile	4	$385.8	1	$0.07	None
Global Balanced Fund
Hilda L. Applbaum	2	$236.4	2	$0.65	None
Paul Flynn	2	$117.5	3	$0.83	None
Thomas H. Høgh[10]	3	$31.6	2	$1.04	1	$0.12
Robert H. Neithart	7	$106.7	8	$4.46	10	$4.78
Anirudh Samsi[10]	None		2	$1.09	None
Tomonori Tani	None		3	$0.83	None
Global Bond Fund
Andrew A. Cormack[10]	None		None		None
David A. Daigle	5	$168.1	3	$0.94	2	$0.67
Thomas H. Høgh	1	$12.7	2	$0.76	1	$0.13
Robert H. Neithart	7	$104.6	8	$4.46	10	$4.78
[10]	Information is as October 31, 2018.

2. The first paragraph in the “Compensation of investment professionals” section is amended in its entirety to read as follows:

As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, individual managers of certain funds may allocate a portion of their segment of the fund to fixed income managers in the fund, and Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

3. The second, third and fourth paragraphs in the “Execution of portfolio transactions” section are amended to read as follows:

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

As of January 1, 2019, the investment adviser has undertaken to bear the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

4. The sixth paragraph in the “Execution of portfolio transactions” section is amended to read as follows:

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-051-0119O CGD/8024-S69461

American Funds Insurance Series® Prospectus Supplement January 1, 2019 (for Class P1 and Class P2 shares prospectuses dated May 1, 2018, as supplemented to date)

1. The information under the heading “Portfolio managers of the underlying funds” in the “Management” section of the Managed Risk Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Growth Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth Fund	Primary title with investment adviser
Mark L. Casey	1 year	Partner – Capital International Investors
Michael T. Kerr	13 years	Partner – Capital International Investors
Anne-Marie Peterson	1 year	Partner – Capital World Investors
Andraz Razen	5 years	Partner – Capital World Investors
Alan J. Wilson	4 years	Partner – Capital World Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	11 years	Partner – Capital Fixed Income Investors

2. The information under the heading “Portfolio managers of the underlying funds” in the “Management” section of the Managed Risk International Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the International Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International Fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	5 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	9 years	Partner – Capital Research Global Investors
Jesper Lyckeus	11 years	Partner – Capital Research Global Investors
Christopher Thomsen	12 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	11 years	Partner – Capital Fixed Income Investors

3. The information under the heading “Portfolio managers of the underlying funds” in the “Management” section of the Managed Risk Blue Chip Income and Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	11 years	Partner – Capital Research Global Investors
James B. Lovelace	11 years	Partner – Capital Research Global Investors
Alex Sheynkman	1 year	Partner – Capital Research Global Investors
Lawrence R. Solomon	Less than 1 year	Partner – Capital Research Global Investors
James Terrile	6 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	3 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	8 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	3 years	Vice President – Capital Fixed Income Investors

Keep this supplement with your prospectus.

Lit. No. INP8BS-018-0119O CGD/8024-S69984